Goldman Sachs Small Cap Value Fund Investment Strategy - Class A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Small Cap Value Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategy
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in small-cap issuers. Small cap-issuers are companies with relatively small market capitalizations. As of December 1, 2025, small-cap issuers generally have public stock market capitalizations between $31 million and $21 billion; however, this capitalization range will change over time and with market conditions. The Fund may also invest in securities outside of the then-existing small cap issuer capitalization range at the time of investment. Under normal circumstances, the Fund’s investment horizon for ownership of stocks will be two to three years. Although the Fund will invest primarily in publicly traded U.S. securities, including real estate investment trusts (“REITs”), it may also invest in foreign securities, including securities of issuers in countries with emerging markets or economies (“emerging countries”) and securities quoted in foreign currencies. The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector analyst recommends, taking into account feedback from the rest of the portfolio management team. No one factor or consideration is determinative in the stock selection process. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions. The Fund may invest in fixed income securities, such as government, corporate and bank debt obligations. The Investment Adviser measures the Fund’s performance against the Russell 2000® Value Index.